Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Consolidated Adjusted Ebitda [Abstract]
Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)
41	Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)

Management supplementally presents the performance measure Adjusted EBITDA because it monitors this performance measure at a consolidated level and it believes that this measure is relevant to an understanding of the Group’s financial performance. Adjusted EBITDA is calculated by adjusting profit or loss from continuing operations to exclude the impact of taxation, net finance income/(costs), depreciation, amortisation, government grants only related to depreciation of property, plant and equipment (PPE) and share of profit of equity-method investees.

Adjusted EBITDA is not a defined performance measure in IFRS. The Group’s definition of Adjusted EBITDA may not be comparable with similarly titled performance measures and disclosures by other entities.

The following tables show the reconciliation of Adjusted EBITDA to profit/(loss) for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Profit/(loss) for the year	(24,906)	(33,680)	33,119
Income tax expense	4,341	2,335	7,429
Profit/(loss) before tax	(20,565)	(31,345)	40,548
Adjustments for:
- Addition (subtraction) of net finance income/(costs)	11,415	9,868	(66,296)
- Addition (subtraction) of share of profit/(loss) equity-method inv.	(1,455)	(1,011)	290
- Addition of depreciation	23,258	24,196	10,154
- Addition of amortisation	907	917	910
- Subtraction of government grants related to PPE	(1,241)	(1,626)	(1,061)
Adjusted EBITDA	12,319	999	(15,455)

The Group initially applied IFRS 16 as at January 1, 2019 (see note 5(C)). In applying IFRS 16, in relation to the leases that were classified as operating leases, the Group recognises depreciation and interest costs, instead of operating lease expense. In relation to those leases, the Group recognised 13,376 of depreciation charges (13,227 in 2019) and 2,613 of additional interest costs (2,635 for 2019) from leases in 2020. Further, the Group used the modified retrospective approach when initially applying IFRS 16 and under such approach comparative information of 2018 was not restated.